Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 377,270	$ 372,032	$ 529,217
Cash and cash equivalents - Fair Value	377,270	372,032
Restricted cash - Carrying Amount	4,651	4,662	$ 4,877
Restricted cash - Fair Value	4,651	4,662
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Time deposits and treasury bills - Carrying Amount	94,505	0
Time deposits and treasury bills - Fair Value	94,505	0
Long-term receivable - Carrying Amount	12,442	23,812
Long-term receivable - Fair Value	12,442	23,812
Investment in Debt securities - Carrying Amount	10,086	5,064
Investment in Debt securities - Fair Value	10,086	5,064
Debt and other financial liabilities - Carrying Amount	(1,792,679)	(1,572,692)
Debt and other financial liabilities - Fair Value	$ (1,792,679)	$ (1,572,692)